Balance Sheet Components (Tables)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are stated at cost and are depreciated or amortized using the straight-line method over the estimated useful lives of the assets. Depreciation provisions are based upon the following estimated useful lives:

Asset Category	Depreciation Period
Computers	3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of estimated useful life of asset or remaining lease term
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2019	2020
Computers	$1,534	$1,346
Furniture and fixtures	3,913	3,906
Leasehold improvements	13,136	13,660
Internal-use software	23,753	20,850
Total property and equipment	42,336	39,762
Less: Accumulated depreciation and amortization	(11,345)	(14,839)
Total property and equipment, net	$30,991	$24,923
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31, 2020	September 30, 2021
Computers	$1,346	$1,632
Furniture and fixtures	3,906	3,857
Leasehold improvements	13,660	13,663
Internal-use software	20,850	22,081
Total property and equipment	39,762	41,233
Less: Accumulated depreciation and amortization	(14,839)	(19,281)
Total property and equipment, net	$24,923	$21,952

Schedule of Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2019	2020
Accrued merchant fees	$778	$172
Income and other tax liabilities	711	185
Accrued legal expenses and open claims	656	382
Lease incentive, current	453	491
Coupon liabilities	352	226
Accrued interest	—	259
Accrued professional services	213	872
Series G preferred stock holdback liability	320	—
Other current liabilities	1,180	160
Total accrued expenses and other current liabilities	$4,663	$2,747
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31, 2020	September 30, 2021
Accrued merchant fees	$172	$8
Income and other tax liabilities	185	1,012
Accrued legal expenses and open claims	382	1,017
Lease incentive, current	491	—
Accrued interest	259	14
Accrued professional services	872	540
Other current liabilities	386	238
Total accrued expenses and other current liabilities	$2,747	$2,829

Schedule of Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2019	2020
Accrued merchant fees	$778	$172
Income and other tax liabilities	711	185
Accrued legal expenses and open claims	656	382
Lease incentive, current	453	491
Coupon liabilities	352	226
Accrued interest	—	259
Accrued professional services	213	872
Series G preferred stock holdback liability	320	—
Other current liabilities	1,180	160
Total accrued expenses and other current liabilities	$4,663	$2,747
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31, 2020	September 30, 2021
Accrued merchant fees	$172	$8
Income and other tax liabilities	185	1,012
Accrued legal expenses and open claims	382	1,017
Lease incentive, current	491	—
Accrued interest	259	14
Accrued professional services	872	540
Other current liabilities	386	238
Total accrued expenses and other current liabilities	$2,747	$2,829